Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
NET REVENUE	$ 40,603	$ 24,672	$ 88,817	$ 53,576	$ 73,279	$ 36,459
COST OF GOODS SOLD	23,076	14,262	52,859	35,919	47,296	22,781
GROSS PROFIT	17,527	10,410	35,958	17,657	25,983	13,678
OPERATING EXPENSES:
Research and development	2,634	790	5,657	2,810	3,655	3,698
Sales and distribution	17,307	11,560	38,409	28,516	40,467	26,928
General and administrative	7,999	2,767	15,779	8,103	11,290	5,645
TOTAL OPERATING EXPENSES:	27,940	15,117	59,845	39,429	55,412	36,271
OPERATING LOSS	(10,413)	(4,707)	(23,887)	(21,772)	(29,429)	(22,593)
INTEREST EXPENSE-net	875	439	3,368	1,503	2,353	412
OTHER EXPENSE (INCOME)-net	21	(19)	53	(45)	(14)	24
LOSS BEFORE INCOME TAXES	(11,309)	(5,127)	(27,308)	(23,230)	(31,768)	(23,029)
PROVISION FOR INCOME TAXES	8		23	3	55	38
NET LOSS	$ (11,317)	$ (5,127)	$ (27,331)	$ (23,233)	$ (31,823)	$ (23,067)
Net loss per share, basic and diluted	$ (0.75)	$ (0.49)	$ (2.11)	$ (2.40)	$ (3.13)	$ (2.88)
Weighted-average number of shares outstanding, basic and diluted	15,134,422	10,532,926	12,971,641	9,687,078	10,160,879	8,004,804